INCOME STATEMENT DETAILS (Schedule of Significant Changes in Contract Liabilities) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance at December 31, 2017		₪ 41
Balance as at December 31, 2018		41	₪ 41
Deferred revenues from Hot mobile [Member]
Statement Line Items [Line Items]
Balance at December 31, 2017		195	226
Revenue recognized that was included in the contract liability balance at the beginning of the year	[1]	(31)	(31)
Increases due to cash received, excluding amounts recognized as revenues during the year
Balance as at December 31, 2018		164	195
Other deferred revenues [Member]
Statement Line Items [Line Items]
Balance at December 31, 2017		46	45
Revenue recognized that was included in the contract liability balance at the beginning of the year	[1]	(21)	(29)
Increases due to cash received, excluding amounts recognized as revenues during the year		20	30
Balance as at December 31, 2018		₪ 45	₪ 46

[1]	Current and non-current deferred revenues.